Trade, other payables and provisions	12 Months Ended
Dec. 31, 2019
Trade and other payables [abstract]
Disclosure of trade and other payables [text block]

21 Trade, other payables and provisions

	At 31 December
(in USD million)	2019	2018

Trade payables	3,047	2,532
Non-trade payables and accrued expenses	2,405	2,604
Joint venture payables	2,628	2,254
Payables to equity accounted associated companies and other related parties	947	725

Total financial trade and other payables	9,027	8,115
Current portion of provisions and other non-financial payables	1,423	255

Trade, other payables and provisions	10,450	8,369

Included in current portion of provisions and other non-financial payables are certain provisions that are further described in note 20 Provisions and other liabilities and in note 24 Other commitments, contingent liabilities and contingent assets. For information regarding currency sensitivities, see note 26 Financial instruments: fair value measurement and sensitivity analysis of market risk. For further information on payables to equity accounted associated companies and other related parties, see note 25 Related parties.